BALANCE SHEETS [Parenthetical] (USD $)	Aug. 31, 2011	Feb. 28, 2011	Feb. 28, 2010
Balance Sheet Parenthetical [Abstract]
Allowance for doubtful accounts (in dollars)	$ 59,070	$ 59,070	$ 50,000
Allowance for obsolete inventory (in dollars)	$ 1,989,671	$ 2,106,391	$ 2,212,626
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	69,983,542	60,720,956	52,689,061
Common stock, shares outstanding	69,983,542	60,720,956	52,689,061